Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 4,559	¥ 1,816
Fair value	88	(5)
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	3,687	1,400
Fair value	71	(5)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	872	416
Fair value	17
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	5,872	3,028
Fair value	¥ (107)	¥ 6